American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
June 30, 2021

Mid Cap Value - Schedule of Investments
JUNE 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 2.7%
BAE Systems plc	12,736,250	92,032,364
General Dynamics Corp.	625,868	117,825,910
Textron, Inc.	428,832	29,490,776
		239,349,050
Airlines — 1.6%
Southwest Airlines Co.(1)	2,690,775	142,853,245
Auto Components — 1.6%
BorgWarner, Inc.	1,989,391	96,565,039
Bridgestone Corp.	984,200	44,734,218
		141,299,257
Automobiles — 1.0%
Honda Motor Co. Ltd., ADR(2)	2,804,898	90,261,618
Banks — 4.4%
Commerce Bancshares, Inc.	298,331	22,243,559
Eastern Bankshares, Inc.	506,124	10,410,971
First Hawaiian, Inc.	1,680,420	47,623,103
M&T Bank Corp.	587,951	85,435,160
Prosperity Bancshares, Inc.	668,053	47,966,205
Truist Financial Corp.	2,091,074	116,054,607
Westamerica Bancorporation	891,721	51,746,570
		381,480,175
Building Products — 0.6%
Johnson Controls International plc	742,775	50,976,648
Capital Markets — 7.8%
Ameriprise Financial, Inc.	441,725	109,936,518
Bank of New York Mellon Corp. (The)	4,333,938	222,027,644
Northern Trust Corp.	1,654,968	191,347,400
State Street Corp.	698,070	57,437,199
T. Rowe Price Group, Inc.	517,500	102,449,475
		683,198,236
Chemicals — 0.9%
Axalta Coating Systems Ltd.(1)	2,442,834	74,482,009
Commercial Services and Supplies — 1.3%
Republic Services, Inc.	1,017,059	111,886,661
Communications Equipment — 1.7%
F5 Networks, Inc.(1)	482,626	90,086,969
Juniper Networks, Inc.	2,143,674	58,629,484
		148,716,453
Containers and Packaging — 3.0%
Amcor plc	3,926,074	44,992,808
Packaging Corp. of America	430,722	58,328,373
Sonoco Products Co.	2,395,088	160,231,387
		263,552,568
Distributors — 0.4%
Genuine Parts Co.	267,465	33,826,299
Electric Utilities — 4.7%
Edison International	2,584,355	149,427,406
Evergy, Inc.	784,515	47,408,241
Eversource Energy	640,844	51,421,323

Pinnacle West Capital Corp.	1,701,789	139,495,644
Xcel Energy, Inc.	339,721	22,380,820
		410,133,434
Electrical Equipment — 5.2%
Emerson Electric Co.	1,911,612	183,973,539
Hubbell, Inc.	609,470	113,873,375
nVent Electric plc	5,025,168	156,986,248
		454,833,162
Electronic Equipment, Instruments and Components — 0.5%
TE Connectivity Ltd.	341,117	46,122,430
Energy Equipment and Services — 0.8%
Baker Hughes Co.	3,096,960	70,827,475
Equity Real Estate Investment Trusts (REITs) — 5.1%
Equinix, Inc.	78,362	62,893,341
Essex Property Trust, Inc.	268,724	80,619,887
Healthcare Trust of America, Inc., Class A	2,709,790	72,351,393
Healthpeak Properties, Inc.	3,310,091	110,192,929
MGM Growth Properties LLC, Class A	2,560,063	93,749,507
Weyerhaeuser Co.	807,211	27,784,203
		447,591,260
Food and Staples Retailing — 2.3%
Koninklijke Ahold Delhaize NV	5,285,837	157,409,847
Sysco Corp.	615,661	47,867,643
		205,277,490
Food Products — 4.8%
Conagra Brands, Inc.	4,653,874	169,307,936
General Mills, Inc.	872,554	53,164,715
J.M. Smucker Co. (The)	562,828	72,925,624
Kellogg Co.	901,108	57,968,278
Orkla ASA	6,499,859	66,240,993
		419,607,546
Gas Utilities — 1.6%
Atmos Energy Corp.	710,560	68,291,922
Spire, Inc.	932,342	67,380,356
		135,672,278
Health Care Equipment and Supplies — 5.6%
Baxter International, Inc.	592,728	47,714,604
Becton Dickinson and Co.	384,545	93,517,499
Envista Holdings Corp.(1)	1,014,630	43,842,162
Koninklijke Philips NV	766,562	38,098,131
Zimmer Biomet Holdings, Inc.	1,643,364	264,285,799
		487,458,195
Health Care Providers and Services — 8.8%
Cardinal Health, Inc.	2,497,929	142,606,767
Centene Corp.(1)	891,336	65,005,134
Henry Schein, Inc.(1)	1,753,501	130,092,239
McKesson Corp.	547,823	104,765,671
Quest Diagnostics, Inc.	1,257,525	165,955,574
Universal Health Services, Inc., Class B	1,130,547	165,545,997
		773,971,382
Health Care Technology — 1.9%
Cerner Corp.	2,133,910	166,786,406
Hotels, Restaurants and Leisure — 1.0%
Sodexo SA(1)	956,538	89,397,690

Household Products — 0.9%
Kimberly-Clark Corp.	589,329	78,840,434
Insurance — 6.8%
Aflac, Inc.	2,567,510	137,772,587
Allstate Corp. (The)	551,662	71,958,791
Arthur J. Gallagher & Co.	247,791	34,710,563
Chubb Ltd.	1,107,148	175,970,103
Hartford Financial Services Group, Inc. (The)	681,987	42,262,735
Reinsurance Group of America, Inc.	1,170,199	133,402,686
		596,077,465
IT Services — 1.0%
Amdocs Ltd.	647,915	50,122,704
Euronet Worldwide, Inc.(1)	277,097	37,505,079
		87,627,783
Leisure Products — 0.7%
Polaris, Inc.	427,334	58,527,665
Machinery — 3.2%
Crane Co.	587,901	54,304,415
Cummins, Inc.	184,098	44,884,933
IMI plc	1,812,884	43,145,934
Oshkosh Corp.	608,064	75,789,097
PACCAR, Inc.	706,547	63,059,320
		281,183,699
Media — 1.3%
Fox Corp., Class B	3,320,844	116,893,709
Multi-Utilities — 1.4%
NorthWestern Corp.	2,060,773	124,099,750
Multiline Retail — 1.4%
Dollar Tree, Inc.(1)	1,191,601	118,564,299
Oil, Gas and Consumable Fuels — 3.8%
Cimarex Energy Co.	582,637	42,212,050
ConocoPhillips	2,582,592	157,279,853
Devon Energy Corp.	1,569,252	45,806,466
Pioneer Natural Resources Co.	521,959	84,828,777
		330,127,146
Paper and Forest Products — 1.5%
Mondi plc	4,889,524	128,732,719
Road and Rail — 0.7%
Heartland Express, Inc.	3,445,010	59,013,021
Software — 1.5%
CDK Global, Inc.	1,108,297	55,071,278
Open Text Corp.	1,451,268	73,724,414
		128,795,692
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	846,007	173,549,876
Technology Hardware, Storage and Peripherals — 1.1%
HP, Inc.	3,322,865	100,317,294
Thrifts and Mortgage Finance — 0.3%
Capitol Federal Financial, Inc.	2,407,524	28,360,633
Trading Companies and Distributors — 1.8%
Beacon Roofing Supply, Inc.(1)	518,990	27,636,217
MSC Industrial Direct Co., Inc., Class A	1,435,856	128,839,359
		156,475,576
TOTAL COMMON STOCKS (Cost $6,633,663,294)		8,636,747,728

TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/15/23 - 10/31/27, valued at $34,928,928), in a joint trading account at 0.01%, dated 6/30/21, due 7/1/21 (Delivery value $34,242,696)		34,242,686
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 2.875%, 11/15/42 - 5/15/43, valued at $58,229,918), at 0.02%, dated 6/30/21, due 7/1/21 (Delivery value $57,088,032)		57,088,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	17,100,186	17,100,186
TOTAL TEMPORARY CASH INVESTMENTS (Cost $108,430,872)		108,430,872
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $13,021,107)	13,021,107	13,021,107
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $6,755,115,273)		8,758,199,707
OTHER ASSETS AND LIABILITIES — (0.1)%		(5,768,582)
TOTAL NET ASSETS — 100.0%		$8,752,431,125

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	236,061,844	EUR	197,913,933	Credit Suisse AG	9/30/21	$953,931
USD	5,706,658	EUR	4,776,925	Credit Suisse AG	9/30/21	32,005
GBP	4,048,700	USD	5,640,192	JPMorgan Chase Bank N.A.	9/30/21	(38,501)
USD	234,416,868	GBP	168,410,182	JPMorgan Chase Bank N.A.	9/30/21	1,408,335
USD	81,800,426	JPY	9,046,963,523	Bank of America N.A.	9/30/21	303,656
NOK	13,410,622	USD	1,574,318	UBS AG	9/30/21	(16,280)
USD	58,914,354	NOK	505,699,310	UBS AG	9/30/21	162,509
						$2,805,655

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $12,697,552. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $13,021,107.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	147,316,686	92,032,364	—
Auto Components	96,565,039	44,734,218	—
Food and Staples Retailing	47,867,643	157,409,847	—
Food Products	353,366,553	66,240,993	—
Hotels, Restaurants and Leisure	—	89,397,690	—
Machinery	238,037,765	43,145,934	—
Paper and Forest Products	—	128,732,719	—
Other Industries	7,131,900,277	—	—
Temporary Cash Investments	17,100,186	91,330,686	—
Temporary Cash Investments - Securities Lending Collateral	13,021,107	—	—
	8,045,175,256	713,024,451	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,860,436	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	54,781	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.